Stock Options	12 Months Ended
Dec. 31, 2024
Stock Options [Abstract]
Stock Options

12. Stock Options

The Company had a stock incentive plan (the “2003 Stock Option Plan”) that provided for the granting of stock options or other stock incentives to employees, officers, directors and consultants. In March 2013, the Company and its stockholders adopted a new plan (the “2013 Stock Option Plan”) on substantially the same terms and conditions of the 2003 Stock Option Plan. The Company and its stockholders reserved a total of 7,000,000 shares of Envoy Medical Corporation Common Stock for issuance under the 2013 Stock Option Plan and reduced the number of shares of Envoy Medical Corporation Common Stock available for issuance under the 2003 Stock Option Plan from 6,400,000 to 552,000. As of April 2013, the 2003 Stock Option Plan expired and no further stock options or shares may be granted under that plan. On April 17, 2023, the Company and the stock option holders agreed that the stock options granted under the 2003 Stock Option Plan will be cancelled and terminated for no consideration upon completion of the Merger.

On April 17, 2023, the Company’s board of directors adopted a new equity incentive plan, and the plan was approved by the stockholders on September 27, 2023 (the “2023 Equity Incentive Plan”). An aggregate of 4,000,000 shares of Common Stock are reserved and may be issued under the 2023 Equity Incentive Plan, provided that until such time as certain milestones are achieved the aggregate number of shares of Common Stock that may be issued pursuant to the 2023 Equity Incentive Plan will be 2,500,000 shares. As of December 31, 2024 there were options to acquire 2,214,769 shares of Common Stock outstanding under the 2023 Equity Incentive Plan. The Company initially values options at fair value on the grant date. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, which generally vest based on continued service over four years and expire ten years from the date of grant, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. Certain stock options granted in 2023 and 2024 under the 2023 Equity Incentive Plan have a certain percentage that are exercisable at any time following the date of grant and then vest based on continuous service over three years and expire ten years from the date of grant.

The Company uses the Black-Scholes option model to estimate the fair value of stock options. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of options granted in 2024 and 2023:

	2024	2023
Expected volatility	66.0% - 75.3%	72.4% - 73.8%
Expected dividend yield	—	—
Expected life (years)	6.08 - 6.25	5.77 - 6.25
Risk-free rate	3.9% - 4.4%	4.3% - 4.7%

The following table summarizes the Company’s stock option activity for the year ended December 31, 2024 and 2023:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	263,000	$1.25	1.0	$—
Granted	2,085,034	$2.39	9.8	$—
Terminated	(380,300)	$1.60	N/A	$—
Outstanding at December 31, 2023	1,967,734	$2.38	9.8	$—
Exercisable and vested at December 31, 2023	907,262	$2.40	9.8	$—
Granted	286,810	$2.23	9.6	$7,356
Terminated	(39,775)	$1.61	N/A	$—
Outstanding at December 31, 2024	2,214,769	$2.38	8.9	$4,956
Exercisable and vested at December 31, 2024	1,226,641	$2.39	8.8	$—

The aggregate intrinsic value of stock options vested during the years ended December 31, 2024 and 2023 is zero because the fair value of the underlying Common Stock was less than the exercise price for all options as of each date.

The stock-based compensation expense related to option grants was $0.6 million and $1.6 for the years ended December 31, 2024 and 2023, respectively.

The weighted average grant date fair value of option activity during the years ended December 31, 2024 and 2023 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at December 31, 2022	—	$—
Granted	2,085,034	$1.61
Vested	(907,262)	$1.60
Forfeited	(117,300)	$1.66
Unvested balance at December 31, 2023	1,060,472	$1.62
Granted	286,810	$2.41
Vested	(319,379)	$1.64
Forfeited	(39,775)	$3.03
Unvested balance at December 31, 2024	988,128	$1.81

As of December 31, 2024, stock-based compensation related to unvested option awards of $1.8 million remains unamortized, which is expected to be recognized over a weighted-average period of 3.10 years.

Total stock-based compensation expense associated with stock options was classified as follows on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023:

	2024	2023
Research and development expense	$165	$156
Sales and marketing expense	11	63
General and administrative expense	386	1,356
Total stock-based compensation expense	$562	$1,575

Employee Stock Purchase Plan

In September 2023, the Company established an employee stock purchase plan under which eligible employees may direct the Company to withhold up to 15% of their gross pay to purchase shares of common stock at a price equal to 85% of the lower of the offering date stock price or exercise date stock price. During the year ended December 31, 2024, there were 32,758 shares of Common Stock purchased, representing $63 thousand in contributions made by employees, under the employee stock purchase plan.